Cover	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Entity File Number	000-56235
Entity Registrant Name	Global Innovative Platforms Inc.
Entity Central Index Key	0001837774
Entity Tax Identification Number	85-3816149
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	570 Lexington Green Lane
Entity Address, City or Town	Sanford
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32881
City Area Code	321
Local Phone Number	230-3739
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false